Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 245,271	$ 94,265
Less: Accumulated depreciation	(23,829)	(14,701)
Property plant and equipment Net	221,442	79,564
Building
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	182,320	37,657
Office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	16,329	12,789
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	2,747	1,935
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	6,454	4,463
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 37,421	$ 37,421